Loan Receivable (Details) - USD ($)	Dec. 31, 2022	Jul. 08, 2021
Loan Receivable [Abstract]
Principal amount		$ 5,500,000
Principal rate percentage		3.00%
Outstanding loan receivable	$ 5,500,000